CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash on hand		$ 126	$ 148
Bank checking account balances		327,006	209,037
Time deposits		478,775	292,105
Mutual funds		270,035	73,170
Other cash and cash equivalents	[1]	0	15,426
Total		$ 1,075,942	$ 589,886	$ 592,253	$ 500,025

[1]	Applies to purchase contracts with resale commitments.